Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2019